Distribution Date:	02/16/24	UBS Commercial Mortgage Trust 2018-C11
Determination Date:	02/12/24
Next Distribution Date:	03/15/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2018-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			Valerie Nichols	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Argentic Services Company LP
Current Mortgage Loan and Property Stratification	8-12		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
Mortgage Loan Detail (Part 1)	13-14		500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276XAQ8	3.211200%	26,419,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276XAR6	3.992700%	75,257,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276XAS4	4.118600%	30,948,000.00	27,697,376.74	534,015.69	95,062.01	0.00	0.00	629,077.70	27,163,361.05	34.59%	30.00%
A-3	90276XAT2	4.312400%	57,478,000.00	44,458,809.38	35,328.54	159,770.14	0.00	0.00	195,098.68	44,423,480.84	34.59%	30.00%
A-4	90276XAU9	3.977200%	162,000,000.00	162,000,000.00	0.00	536,922.00	0.00	0.00	536,922.00	162,000,000.00	34.59%	30.00%
A-5	90276XAV7	4.241100%	210,569,000.00	210,569,000.00	0.00	744,203.49	0.00	0.00	744,203.49	210,569,000.00	34.59%	30.00%
A-S	90276XAY1	4.491700%	78,372,000.00	78,372,000.00	0.00	293,352.93	0.00	0.00	293,352.93	78,372,000.00	23.04%	20.25%
B	90276XAZ8	4.712900%	35,167,000.00	35,167,000.00	0.00	138,115.46	0.00	0.00	138,115.46	35,167,000.00	17.86%	15.88%
C	90276XBA2	4.882002%	33,157,000.00	33,157,000.00	0.00	134,893.79	0.00	0.00	134,893.79	33,157,000.00	12.98%	11.75%
D	90276XAC9	3.000000%	35,758,000.00	35,758,000.00	0.00	89,395.00	0.00	0.00	89,395.00	35,758,000.00	7.71%	7.30%
E-RR	90276XAF2	4.882002%	18,500,000.00	18,500,000.00	0.00	75,264.20	0.00	0.00	75,264.20	18,500,000.00	4.99%	5.00%
F-RR	90276XAH8	4.882002%	10,047,000.00	10,047,000.00	0.00	40,874.56	0.00	0.00	40,874.56	10,047,000.00	3.51%	3.75%
NR-RR*	90276XAK1	4.882002%	30,144,085.00	23,831,987.10	0.00	86,931.25	0.00	0.00	86,931.25	23,831,987.10	0.00%	0.00%
Z	90276XAL9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276XAN5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			803,816,085.00	679,558,173.22	569,344.23	2,394,784.83	0.00	0.00	2,964,129.06	678,988,828.99

X-A	90276XAW5	0.737534%	562,671,000.00	444,725,186.12	0.00	273,333.45	0.00	0.00	273,333.45	444,155,841.89
X-B	90276XAX3	0.249056%	146,696,000.00	146,696,000.00	0.00	30,446.31	0.00	0.00	30,446.31	146,696,000.00
X-D	90276XAA3	1.882002%	35,758,000.00	35,758,000.00	0.00	56,080.53	0.00	0.00	56,080.53	35,758,000.00
Notional SubTotal			745,125,000.00	627,179,186.12	0.00	359,860.29	0.00	0.00	359,860.29	626,609,841.89

Deal Distribution Total					569,344.23	2,754,645.12	0.00	0.00	3,323,989.35

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276XAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276XAR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276XAS4	894.96499742	17.25525688	3.07166893	0.00000000	0.00000000	0.00000000	0.00000000	20.32692581	877.70974053
A-3	90276XAT2	773.49262988	0.61464456	2.77967466	0.00000000	0.00000000	0.00000000	0.00000000	3.39431922	772.87798532
A-4	90276XAU9	1,000.00000000	0.00000000	3.31433333	0.00000000	0.00000000	0.00000000	0.00000000	3.31433333	1,000.00000000
A-5	90276XAV7	1,000.00000000	0.00000000	3.53425001	0.00000000	0.00000000	0.00000000	0.00000000	3.53425001	1,000.00000000
A-S	90276XAY1	1,000.00000000	0.00000000	3.74308337	0.00000000	0.00000000	0.00000000	0.00000000	3.74308337	1,000.00000000
B	90276XAZ8	1,000.00000000	0.00000000	3.92741661	0.00000000	0.00000000	0.00000000	0.00000000	3.92741661	1,000.00000000
C	90276XBA2	1,000.00000000	0.00000000	4.06833519	0.00000000	0.00000000	0.00000000	0.00000000	4.06833519	1,000.00000000
D	90276XAC9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	90276XAF2	1,000.00000000	0.00000000	4.06833514	0.00000000	0.00000000	0.00000000	0.00000000	4.06833514	1,000.00000000
F-RR	90276XAH8	1,000.00000000	0.00000000	4.06833483	0.00000000	0.00000000	0.00000000	0.00000000	4.06833483	1,000.00000000
NR-RR	90276XAK1	790.60243826	0.00000000	2.88385765	0.33257802	24.71376690	0.00000000	0.00000000	2.88385765	790.60243826
Z	90276XAL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276XAN5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276XAW5	790.38227689	0.00000000	0.48577846	0.00000000	0.00000000	0.00000000	0.00000000	0.48577846	789.37041698
X-B	90276XAX3	1,000.00000000	0.00000000	0.20754697	0.00000000	0.00000000	0.00000000	0.00000000	0.20754697	1,000.00000000
X-D	90276XAA3	1,000.00000000	0.00000000	1.56833520	0.00000000	0.00000000	0.00000000	0.00000000	1.56833520	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/24 - 01/30/24	30	0.00	95,062.01	0.00	95,062.01	0.00	0.00	0.00	95,062.01	0.00
A-3	01/01/24 - 01/30/24	30	0.00	159,770.14	0.00	159,770.14	0.00	0.00	0.00	159,770.14	0.00
A-4	01/01/24 - 01/30/24	30	0.00	536,922.00	0.00	536,922.00	0.00	0.00	0.00	536,922.00	0.00
A-5	01/01/24 - 01/30/24	30	0.00	744,203.49	0.00	744,203.49	0.00	0.00	0.00	744,203.49	0.00
X-A	01/01/24 - 01/30/24	30	0.00	273,333.45	0.00	273,333.45	0.00	0.00	0.00	273,333.45	0.00
X-B	01/01/24 - 01/30/24	30	0.00	30,446.31	0.00	30,446.31	0.00	0.00	0.00	30,446.31	0.00
A-S	01/01/24 - 01/30/24	30	0.00	293,352.93	0.00	293,352.93	0.00	0.00	0.00	293,352.93	0.00
B	01/01/24 - 01/30/24	30	0.00	138,115.46	0.00	138,115.46	0.00	0.00	0.00	138,115.46	0.00
C	01/01/24 - 01/30/24	30	0.00	134,893.79	0.00	134,893.79	0.00	0.00	0.00	134,893.79	0.00
X-D	01/01/24 - 01/30/24	30	0.00	56,080.53	0.00	56,080.53	0.00	0.00	0.00	56,080.53	0.00
D	01/01/24 - 01/30/24	30	0.00	89,395.00	0.00	89,395.00	0.00	0.00	0.00	89,395.00	0.00
E-RR	01/01/24 - 01/30/24	30	0.00	75,264.20	0.00	75,264.20	0.00	0.00	0.00	75,264.20	0.00
F-RR	01/01/24 - 01/30/24	30	0.00	40,874.56	0.00	40,874.56	0.00	0.00	0.00	40,874.56	0.00
NR-RR	01/01/24 - 01/30/24	30	731,970.73	96,956.51	0.00	96,956.51	10,025.26	0.00	0.00	86,931.25	744,973.89
Totals			731,970.73	2,764,670.38	0.00	2,764,670.38	10,025.26	0.00	0.00	2,754,645.12	744,973.89

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,323,989.35
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,865,731.54	Master Servicing Fee	2,257.89
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,096.88
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	292.59
ARD Interest	0.00	Operating Advisor Fee	1,053.32
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.81
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,865,731.54	Total Fees	8,905.48

Principal		Expenses/Reimbursements
Scheduled Principal	511,663.18	Reimbursement for Interest on Advances	81.61
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,848.20
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,095.45
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	57,681.05	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	569,344.23	Total Expenses/Reimbursements	10,025.26

		Interest Reserve Deposit	92,155.68

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,754,645.12
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	569,344.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,323,989.35
Total Funds Collected	3,435,075.77	Total Funds Distributed	3,435,075.77

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	679,558,173.22	679,558,173.22	Beginning Certificate Balance	679,558,173.22
(-) Scheduled Principal Collections	511,663.18	511,663.18	(-) Principal Distributions	569,344.23
(-) Unscheduled Principal Collections	57,681.05	57,681.05	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	678,988,828.99	678,988,828.99	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	679,721,258.03	679,721,258.03	Ending Certificate Balance	678,988,828.99
Ending Actual Collateral Balance	679,157,349.73	679,157,349.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.88%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	24,391,761.86	3.59%	52	5.1840	NAP	Defeased	3	24,391,761.86	3.59%	52	5.1840	NAP
5,000,000 or less	5	22,307,974.53	3.29%	50	4.5130	2.256357	1.40 or less	5	74,978,046.75	11.04%	37	5.3087	1.119144
5,000,001 to 10,000,000	13	99,204,543.02	14.61%	51	5.0612	1.841148	1.41 to 1.50	3	27,187,011.48	4.00%	52	5.4465	1.468156
10,000,001 to 15,000,000	9	118,795,410.66	17.50%	48	5.0785	1.846639	1.51 to 1.60	3	63,320,440.95	9.33%	51	5.1567	1.558151
15,000,001 to 20,000,000	7	126,703,431.72	18.66%	37	4.8433	1.976935	1.61 to 1.70	3	34,076,225.47	5.02%	53	5.3740	1.672477
20,000,001 to 25,000,000	5	111,837,889.57	16.47%	43	5.1346	1.927949	1.71 to 1.80	5	56,913,776.88	8.38%	51	5.0572	1.781076
25,000,001 to 30,000,000	4	109,194,114.86	16.08%	36	4.4375	2.336236	1.81 to 1.90	1	11,047,492.77	1.63%	51	4.7800	1.820000
30,000,001 to 35,000,000	2	66,553,702.77	9.80%	52	4.8101	3.090366	1.91 to 2.00	3	63,352,807.39	9.33%	52	4.8854	1.960076
35,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	10	135,438,272.07	19.95%	45	4.9195	2.126022
40,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	7	76,126,396.55	11.21%	50	4.5582	2.389325
Totals	48	678,988,828.99	100.00%	44	4.8971	2.100330	2.51 or greater	5	112,156,596.82	16.52%	26	4.2750	3.426204
							Totals	48	678,988,828.99	100.00%	44	4.8971	2.100330
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	24,391,761.86	3.59%	52	5.1840	NAP	Virginia	3	94,024,753.07	13.85%	47	4.9351	2.256200
Alabama	1	9,960,000.00	1.47%	51	4.3150	2.190000	Wisconsin	1	3,325,577.14	0.49%	51	4.5410	1.940000
Arizona	5	14,962,550.45	2.20%	52	5.0206	1.945461	Totals	83	678,988,828.99	100.00%	44	4.8971	2.100330
California	7	52,748,778.32	7.77%	52	5.1002	1.564685
									Property Type³
Colorado	1	735,798.51	0.11%	51	4.5410	1.940000
Florida	7	62,168,385.59	9.16%	50	5.0961	2.327327		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	4	3,232,878.24	0.48%	51	4.5410	1.940000		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	5	36,404,406.81	5.36%	28	5.4463	1.991119	Defeased	5	24,391,761.86	3.59%	52	5.1840	NAP
Indiana	2	9,326,754.63	1.37%	50	4.6774	2.257367	Industrial	2	10,510,000.00	1.55%	51	4.3150	2.190000
Iowa	1	11,705,169.85	1.72%	52	5.4150	2.000000	Lodging	8	107,789,993.12	15.88%	50	5.4160	2.077847
Kentucky	2	11,510,371.73	1.70%	49	5.2701	1.554895	Mixed Use	3	39,650,000.00	5.84%	35	5.3175	1.229142
Maryland	1	14,733,553.82	2.17%	52	4.7600	1.780000	Office	38	227,698,850.65	33.53%	52	4.9340	1.887684
Michigan	1	33,000,000.00	4.86%	53	4.8200	2.440000	Other	2	68,558,679.13	10.10%	(1)	3.9016	3.231579
Minnesota	1	1,685,963.30	0.25%	51	4.5410	1.940000	Retail	25	200,389,544.61	29.51%	49	4.8292	2.156491
Missouri	1	11,526,958.89	1.70%	51	5.9500	2.650000	Totals	83	678,988,828.99	100.00%	44	4.8971	2.100330
Nevada	3	12,728,571.43	1.87%	48	4.2351	2.305939
New York	12	128,394,821.94	18.91%	24	4.4674	2.321572
North Carolina	6	25,274,645.31	3.72%	50	5.0388	1.801743
Ohio	3	20,104,635.65	2.96%	50	4.5526	2.012713
Oklahoma	1	1,908,571.43	0.28%	47	4.1910	2.370000
Pennsylvania	1	451,907.77	0.07%	51	4.5410	1.940000
South Carolina	1	2,265,714.29	0.33%	47	4.1910	2.370000
Tennessee	1	1,228,262.07	0.18%	51	4.5410	1.940000
Texas	4	31,539,991.23	4.65%	52	5.2695	1.753520
Utah	3	59,648,046.04	8.78%	52	4.8365	1.969965

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	24,391,761.86	3.59%	52	5.1840	NAP	Defeased	3	24,391,761.86	3.59%	52	5.1840	NAP
	4.6000% or less	9	124,077,060.38	18.27%	28	3.8806	2.775142	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.6001% to 4.8000%	5	64,407,443.14	9.49%	52	4.7043	2.000978	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.8001% to 5.0000%	7	147,637,924.23	21.74%	49	4.8616	2.383537	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.2000%	7	111,991,315.68	16.49%	50	5.0995	1.737568	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2001% to 5.4000%	10	104,742,988.01	15.43%	52	5.2827	1.785084	49 months or greater	45	654,597,067.13	96.41%	44	4.8865	2.107003
	5.4001% to 5.6000%	3	55,707,422.16	8.20%	37	5.4517	1.922304	Totals	48	678,988,828.99	100.00%	44	4.8971	2.100330
	5.6001% to 5.8000%	2	27,318,943.16	4.02%	27	5.6764	0.889153
	5.8001% or greater	2	18,713,970.37	2.76%	51	6.0499	2.200667
	Totals	48	678,988,828.99	100.00%	44	4.8971	2.100330
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	24,391,761.86	3.59%	52	5.1840	NAP	Defeased	3	24,391,761.86	3.59%	52	5.1840	NAP
	60 months or less	45	654,597,067.13	96.41%	44	4.8865	2.107003	Interest Only	27	436,729,849.96	64.32%	41	4.7198	2.270207
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	18	217,867,217.17	32.09%	50	5.2206	1.779850
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	678,988,828.99	100.00%	44	4.8971	2.100330	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	48	678,988,828.99	100.00%	44	4.8971	2.100330
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	24,391,761.86	3.59%	52	5.1840	NAP			No outstanding loans in this group
Underwriter's Information		3	47,168,381.24	6.95%	51	4.7205	2.006146
	12 months or less	38	524,666,607.91	77.27%	48	5.0382	1.958971
	13 months to 24 months	4	82,762,077.98	12.19%	16	4.0192	3.102928
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	48	678,988,828.99	100.00%	44	4.8971	2.100330
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A2A1	30314765	98	New York	NY	Actual/360	3.108%	73,812.78	34,608.63	0.00	N/A	05/05/23	05/05/25	27,579,816.11	27,545,207.48	02/05/24
1A2A3	30314766				Actual/360	3.108%	49,208.52	23,072.42	0.00	N/A	05/05/23	05/05/25	18,386,544.08	18,363,471.66	02/05/24
2A2	30299974	OF	Richmond	VA	Actual/360	5.066%	120,867.51	37,359.28	0.00	N/A	05/05/28	--	27,707,010.36	27,669,651.08	01/05/24
2A3	30299975				Actual/360	5.066%	80,578.34	24,906.20	0.00	N/A	05/05/28	--	18,471,340.25	18,446,434.05	01/05/24
4A1	30299996	RT	Charlottesville	VA	Actual/360	4.800%	138,696.73	0.00	0.00	N/A	06/06/28	--	33,553,702.77	33,553,702.77	02/06/24
5A1	30314773	LO	Orlando	FL	Actual/360	5.201%	79,453.83	37,592.79	0.00	N/A	06/06/28	--	17,740,620.16	17,703,027.37	02/06/24
5A5	30314777				Actual/360	5.201%	59,590.37	28,194.60	0.00	N/A	06/06/28	--	13,305,464.77	13,277,270.17	02/06/24
6	30314779	OF	Southfield	MI	Actual/360	4.820%	136,968.33	0.00	0.00	N/A	07/01/28	--	33,000,000.00	33,000,000.00	02/01/24
7	30314780	OF	Draper	UT	Actual/360	4.948%	121,530.83	43,900.08	0.00	N/A	06/06/28	--	28,523,156.38	28,479,256.30	02/06/24
8A13	30314786	RT	Various	Various	Actual/360	4.191%	36,089.17	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	02/01/24
8A16	30314788				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	02/01/24
8A6	30314783				Actual/360	4.191%	36,089.17	0.00	0.00	N/A	01/01/28	--	10,000,000.00	10,000,000.00	02/01/24
8A8	30314784				Actual/360	4.191%	18,044.58	0.00	0.00	N/A	01/01/28	--	5,000,000.00	5,000,000.00	02/01/24
9	30501106	RT	Sandy	UT	Actual/360	4.622%	101,480.44	0.00	0.00	N/A	06/06/28	--	25,500,000.00	25,500,000.00	02/06/24
10A222	30314789	Various Various		Various	Actual/360	4.315%	18,578.47	0.00	0.00	N/A	05/01/28	--	5,000,000.00	5,000,000.00	02/01/24
10A23	30314790				Actual/360	4.315%	74,313.89	0.00	0.00	N/A	05/01/28	--	20,000,000.00	20,000,000.00	02/01/24
11A2	30314791	OF	Various	NY	Actual/360	4.894%	58,997.48	0.00	0.00	N/A	05/06/28	--	14,000,000.00	14,000,000.00	02/06/24
11A4	30314792				Actual/360	4.894%	42,141.06	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	02/06/24
12	30314793	OF	Various	Various	Actual/360	4.541%	90,595.45	0.00	0.00	N/A	05/01/28	--	23,168,381.24	23,168,381.24	02/01/24
13	30314426	RT	Bronx	NY	Actual/360	5.174%	104,701.64	0.00	0.00	N/A	04/05/28	--	23,500,000.00	23,500,000.00	02/05/24
14	30314794	OF	Southlake	TX	Actual/360	5.410%	99,616.65	31,084.43	0.00	N/A	07/06/28	--	21,383,336.74	21,352,252.31	02/06/24
15A1	30314429	LO	Melbourne	FL	Actual/360	5.061%	92,387.86	31,939.99	0.00	N/A	12/05/27	--	21,199,196.01	21,167,256.02	02/05/24
16	30314428	98	Chicago	IL	Actual/360	5.510%	107,467.96	0.00	0.00	N/A	04/05/25	--	22,650,000.00	22,650,000.00	02/05/24
17	30314795	MU	New York	NY	Actual/360	5.650%	93,899.86	0.00	0.00	N/A	07/01/25	--	19,300,000.00	19,300,000.00	02/01/24
18	30501209	LO	Charlotte	NC	Actual/360	5.400%	80,101.70	21,816.14	0.00	N/A	05/06/28	--	17,226,171.96	17,204,355.82	02/06/24
19	30314797	RT	Rochester	NY	Actual/360	5.280%	71,428.19	23,870.70	0.00	N/A	04/01/28	--	15,710,013.52	15,686,142.82	02/01/24
20	30501117	RT	Hampton	VA	Actual/360	4.830%	59,849.01	34,698.60	0.00	N/A	12/01/25	--	14,389,663.76	14,354,965.16	02/01/24
21	30314798	OF	Beltsville	MD	Actual/360	4.760%	60,491.11	24,374.56	0.00	N/A	06/06/28	--	14,757,928.38	14,733,553.82	02/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
22	30501056	MU	San Diego	CA	Actual/360	4.907%	60,210.53	0.00	0.00	N/A	06/06/28	--	14,250,000.00	14,250,000.00	02/06/24
23	30314799	RT	Albany	CA	Actual/360	5.149%	61,630.67	0.00	0.00	N/A	06/06/28	--	13,900,000.00	13,900,000.00	02/06/24
24	30314800	LO	Bettendorf	IA	Actual/360	5.415%	54,678.83	21,144.53	0.00	N/A	06/06/28	--	11,726,314.38	11,705,169.85	02/06/24
25	30314801	LO	Excelsior Springs	MO	Actual/360	5.950%	59,183.54	24,178.76	0.00	N/A	05/06/28	--	11,551,137.65	11,526,958.89	02/06/24
27	30314803	RT	Cleveland	OH	Actual/360	4.780%	45,548.09	18,313.68	0.00	N/A	05/06/28	--	11,065,806.45	11,047,492.77	02/06/24
28	30501119	IN	Various	TX	Actual/360	5.222%	47,542.10	16,037.27	0.00	N/A	06/06/28	--	10,572,611.99	10,556,574.72	02/06/24
29	30314804	OF	Sacramento	CA	Actual/360	5.308%	44,874.17	13,484.99	0.00	N/A	07/06/28	--	9,817,623.42	9,804,138.43	02/06/24
30	30501161	IN	Torrance	CA	Actual/360	5.013%	43,166.64	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	02/06/24
31	30314805	LO	Louisville	KY	Actual/360	5.740%	39,722.21	17,471.49	0.00	N/A	04/06/28	--	8,036,414.65	8,018,943.16	08/06/23
32	30314806	RT	Noblesville	IN	Actual/360	4.700%	32,377.78	0.00	0.00	N/A	04/06/28	--	8,000,000.00	8,000,000.00	02/06/24
33	30314807	LO	Lombard	IL	Actual/360	6.210%	38,480.86	9,035.79	0.00	N/A	05/06/28	--	7,196,047.27	7,187,011.48	02/06/24
34	30314808	OF	Mesa	AZ	Actual/360	5.370%	32,672.53	10,421.26	0.00	N/A	06/06/28	--	7,065,604.68	7,055,183.42	02/06/24
35	30501067	RT	Missouri City	TX	Actual/360	5.313%	30,891.50	8,036.36	0.00	N/A	06/06/28	--	6,752,116.60	6,744,080.24	02/06/24
39	30501143	RT	Clinton	UT	Actual/360	5.244%	25,634.65	8,577.02	0.00	N/A	06/06/28	--	5,677,366.76	5,668,789.74	02/06/24
40	30314812	MU	Los Angeles	CA	Actual/360	5.225%	27,445.76	0.00	0.00	N/A	07/06/28	--	6,100,000.00	6,100,000.00	01/06/24
41	30314813	RT	Apache Junction	AZ	Actual/360	4.800%	21,223.91	8,419.68	0.00	N/A	06/01/28	--	5,134,816.23	5,126,396.55	02/01/24
42	30501136	OF	Los Angeles	CA	Actual/360	5.294%	25,072.50	0.00	0.00	N/A	06/06/28	--	5,500,000.00	5,500,000.00	02/06/24
43	30314814	RT	Lakeland	FL	Actual/360	5.086%	20,033.76	7,070.73	0.00	N/A	07/06/28	--	4,574,322.85	4,567,252.12	02/06/24
47	30501093	SS	Clarksville	TN	Actual/360	5.526%	18,275.24	5,497.58	0.00	N/A	06/06/28	--	3,840,684.72	3,835,187.14	02/06/24
48	30314815	RT	Winter Haven	FL	Actual/360	5.094%	12,040.76	4,236.67	0.00	N/A	07/06/28	--	2,744,959.08	2,740,722.41	02/06/24
Totals							2,865,731.54	569,344.23	0.00				679,558,173.22	678,988,828.99
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A2A1	31,454,205.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2A3	31,454,205.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	15,070,115.96	15,127,103.12	01/01/23	12/31/23	--	0.00	0.00	158,167.14	158,167.14	0.00	0.00
2A3	15,070,115.96	15,127,103.12	01/01/23	12/31/23	--	0.00	0.00	105,444.78	105,444.78	0.00	0.00
4A1	7,499,636.84	7,913,046.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	11,082,579.17	12,716,228.24	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A5	11,082,579.17	12,716,228.24	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,322,535.46	4,387,844.48	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,231,905.01	4,076,308.60	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A13	44,109,059.74	23,676,702.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A16	44,109,059.74	23,676,702.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A6	44,109,059.74	23,676,702.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8A8	44,109,059.74	23,676,702.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,784,337.72	2,476,124.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A222	24,524,594.23	25,249,491.29	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A23	24,524,594.23	25,249,491.29	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	6,075,206.97	6,812,922.97	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	6,075,206.97	6,812,922.97	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	12,385,937.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,745,969.37	5,089,975.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,566,400.53	2,707,983.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15A1	10,738,547.96	10,357,332.63	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	6,766,345.73	7,439,979.43	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,046,203.70	994,175.81	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,812,276.36	2,222,674.30	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,323,385.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,287,335.86	1,278,158.13	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,738,558.32	1,819,696.05	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,348,100.88	1,326,721.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	768,816.43	1,122,869.69	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,616,299.35	2,026,988.55	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	3,278,081.24	3,463,656.11	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,712,594.99	1,625,932.82	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	1,016,041.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	553,837.90	965,006.09	01/01/23	09/30/23	--	0.00	0.00	343,058.94	343,058.94	0.00	0.00
32	2,556,151.00	2,631,958.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	774,983.92	1,031,061.23	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	625,698.97	927,017.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	870,481.67	889,587.73	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	705,650.94	720,809.42	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	496,607.57	489,058.83	01/01/23	09/30/23	--	0.00	0.00	27,432.63	27,432.63	0.00	0.00
41	764,027.64	875,451.41	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	560,504.96	540,007.84	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	709,369.30	766,083.52	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	349,977.02	452,267.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	435,790,201.25	286,152,121.47				0.00	0.00	634,103.49	634,103.49	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1A2A1	30314765	34,608.63	Partial Liquidation (Curtailment)	0.00	0.00
1A2A3	30314766	23,072.42	Partial Liquidation (Curtailment)	0.00	0.00
Totals		57,681.05		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/16/24	0	0.00	0	0.00	0	0.00	2	36,504,355.82	0	0.00	1	19,300,000.00	2	57,681.05	0	0.00	4.897143%	4.882017%	44
01/18/24	0	0.00	0	0.00	0	0.00	2	36,526,171.96	0	0.00	0	0.00	2	57,516.20	0	0.00	4.897221%	4.882094%	45
12/15/23	0	0.00	0	0.00	1	19,300,000.00	2	36,547,887.12	0	0.00	2	46,023,876.39	2	61,343.30	0	0.00	4.897298%	4.882171%	46
11/17/23	0	0.00	0	0.00	1	19,300,000.00	2	36,572,080.60	0	0.00	0	0.00	2	57,232.93	0	0.00	4.897385%	4.882258%	47
10/17/23	0	0.00	0	0.00	1	19,300,000.00	2	36,593,583.28	0	0.00	0	0.00	2	3,857,547.38	0	0.00	4.897460%	4.882333%	48
09/15/23	1	6,100,000.00	0	0.00	1	19,300,000.00	2	36,617,572.05	0	0.00	0	0.00	0	0.00	0	0.00	4.887638%	4.872517%	49
08/17/23	0	0.00	0	0.00	1	19,300,000.00	1	17,338,864.17	0	0.00	0	0.00	1	0.00	0	0.00	4.887448%	4.872350%	49
07/17/23	0	0.00	1	19,300,000.00	0	0.00	1	17,360,057.74	0	0.00	0	0.00	1	531,618.76	0	0.00	4.887671%	4.872573%	50
06/16/23	1	19,300,000.00	0	0.00	0	0.00	1	17,383,748.71	0	0.00	0	0.00	0	0.00	0	0.00	4.887652%	4.872548%	51
05/17/23	0	0.00	0	0.00	0	0.00	1	17,404,734.53	0	0.00	0	0.00	0	0.00	0	0.00	4.887873%	4.872768%	52
04/17/23	0	0.00	0	0.00	0	0.00	1	17,428,225.36	0	0.00	0	0.00	0	0.00	0	0.00	4.888114%	4.873009%	53
03/17/23	0	0.00	0	0.00	0	0.00	1	17,449,005.33	1	0.00	0	0.00	0	0.00	1	201,446.51	4.888332%	4.873226%	54
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A2	30299974	01/05/24	0	B	158,167.14	158,167.14	0.00	27,707,010.36	01/24/24	98
2A3	30299975	01/05/24	0	B	105,444.78	105,444.78	0.00	18,471,340.25	01/24/24	98
40	30314812	01/06/24	0	B	27,432.63	27,432.63	1,000.00	6,100,000.00
Totals					291,044.55	291,044.55	1,000.00	52,278,350.61
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		102,213,644	82,913,644	0		19,300,000
25 - 36 Months		0	0	0		0
37 - 48 Months		51,167,256	51,167,256	0		0
49 - 60 Months		525,607,929	508,403,573	0		17,204,356
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	678,988,829	678,988,829	0	0	0	0
Jan-24	679,558,173	679,558,173	0	0	0	0
Dec-23	680,125,029	660,825,029	0	0	19,300,000	0
Nov-23	680,740,059	661,440,059	0	0	19,300,000	0
Oct-23	681,301,801	615,859,348	0	0	65,442,453	0
Sep-23	685,708,381	610,308,381	6,100,000	0	50,000,000	19,300,000
Aug-23	699,008,104	666,908,104	0	0	32,100,000	0
Jul-23	699,505,557	680,205,557	0	19,300,000	0	0
Jun-23	700,579,411	681,279,411	19,300,000	0	0	0
May-23	701,072,141	701,072,141	0	0	0	0
Apr-23	701,609,825	701,609,825	0	0	0	0
Mar-23	702,097,874	702,097,874	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A2	30299974	27,669,651.08	27,707,010.36	200,800,000.00	02/13/18	14,334,747.12	1.55000	12/31/23	05/05/28	290
2A3	30299975	18,446,434.05	18,471,340.25	200,800,000.00	02/13/18	14,334,747.12	1.55000	12/31/23	05/05/28	290
17	30314795	19,300,000.00	19,300,000.00	15,500,000.00	12/03/20	924,282.81	0.76000	09/30/23	07/01/25	I/O
Totals		65,416,085.13	65,478,350.61	417,100,000.00		29,593,777.05

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A2	30299974	OF	VA	01/24/24	98

The loan is transferring to the Special Servicer, K-STAR, due to Other. Failure to comply with excess cash requirements. Related Loans: A1 - 030299799; A2 - 030299974; A3 - 030299975; A4 - 030299976; A5 - 030299977; A6 - 030299978; A7 -

030299979; A8 - 030299980.

2A3	30299975	Various	Various	01/24/24	98

The loan is transferring to the Special Servicer, K-STAR, due to Other. Failure to comply with excess cash requirements. Related Loans: A1 - 030299799; A2 - 030299974; A3 - 030299975; A4 - 030299976; A5 - 030299977; A6 - 030299978; A7 -

030299979; A8 - 030299980.

17	30314795	MU	NY	07/07/23	9

"2/12/2024 - Borrower and Lender entered into a reinstatement agreement. Key terms include: (i) Borrower to pay a negotiated reinstatement amount over an 18-month period, (ii) all excess cash flow generated will be trapped in an Excess Cash

Flow subaccount till Loan is repaid in full, (iii) the Guarantors shall guaranty on a recourse basis payment of the negotiated reinstatement amount and interest payments till maturity and (iv) Borrower will pledge its equity interest in borrower, which will be terminated upon payment of the loan in full. Lender shall have the right to enforce the equity pledge in its sole discretion upon an Event of Default

The Loan is pending return to master servicing. The Loan transferred to special servicing, effective 7/7/ 23."

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A2A1	30314765	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
1A2A3	30314766	0.00	3.10800%	0.00	3.10800%	8	09/28/23	09/28/23	11/15/23
4A1	30299996	0.00	4.80028%	0.00	4.80028%	8	10/30/20	04/01/20	11/17/20
4A1	30299996	0.00	4.80028%	0.00	4.80028%	8	11/17/20	04/01/20	10/30/20
5A1	30314773	19,171,106.35	5.20100%	19,171,106.35	5.20100%	8	09/23/20	09/23/20	10/07/20
5A1	30314773	0.00	5.20100%	0.00	5.20100%	8	10/07/20	09/23/20	09/23/20
5A5	30314777	14,378,329.63	5.20100%	14,378,329.63	5.20100%	8	09/23/20	09/23/20	10/07/20
5A5	30314777	0.00	5.20100%	0.00	5.20100%	8	10/07/20	09/23/20	09/23/20
13	30314426	23,500,000.00	5.17400%	23,500,000.00	5.17400%	10	10/22/20	10/22/20	10/30/20
13	30314426	0.00	5.17400%	0.00	5.17400%	10	10/30/20	10/22/20	10/22/20
17	30314795	0.00	5.65000%	0.00	5.65000%	10	07/02/21	07/02/21	07/16/21
17	30314795	0.00	5.65000%	0.00	5.65000%	10	07/16/21	07/02/21	07/02/21
17	30314795	0.00	5.65000%	0.00	5.65000%	8	11/30/23	11/30/23	02/01/24
18	30501209	0.00	5.40000%	0.00	5.40000%	10	02/12/21	02/12/21	03/09/21
18	30501209	0.00	5.40000%	0.00	5.40000%	10	03/09/21	02/12/21	02/12/21
24	30314800	12,534,829.92	5.41500%	12,534,829.92	5.41500%	8	09/16/20	09/16/20	09/24/20
24	30314800	0.00	5.41500%	0.00	5.41500%	8	09/24/20	09/16/20	09/16/20
25	30314801	0.00	5.95000%	0.00	5.95000%	8	07/07/22	07/07/22	08/18/22
25	30314801	0.00	5.95000%	0.00	5.95000%	8	08/18/22	07/07/22	07/07/22
31	30314805	0.00	5.74000%	0.00	5.74000%	10	03/19/21	03/19/21	04/08/21
31	30314805	0.00	5.74000%	0.00	5.74000%	10	04/08/21	03/19/21	03/19/21
37	30314810	0.00	6.25000%	0.00	6.25000%	10	11/06/20	10/01/20	12/10/20
Totals		69,584,265.90		69,584,265.90
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
37	30314810	12/16/22	5,992,655.88	4,325,000.00	5,151,898.18	1,574,926.00	5,000,000.00	3,425,074.00	2,567,581.88	0.00	168,015.66	2,399,566.22	36.91%
38	30314811	12/16/22	6,250,000.00	13,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
44	30501206	10/17/22	4,360,648.60	6,630,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
46	30501144	03/17/23	4,030,314.53	3,550,000.00	1,654,364.33	1,452,917.81	1,654,364.33	201,446.52	3,828,868.02	0.00	79,461.78	3,749,406.24	87.19%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			20,633,619.01	27,505,000.00	6,806,262.51	3,027,843.81	6,654,364.33	3,626,520.52	6,396,449.90	0.00	247,477.44	6,148,972.46

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
37	30314810	09/15/23	0.00	0.00	2,399,566.22	0.00	0.00	(4,889.60)	0.00	0.00	2,562,692.28
		12/16/22	0.00	0.00	2,567,581.88	0.00	0.00	2,567,581.88	0.00	0.00
38	30314811	12/27/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	30501206	10/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	30501144	08/17/23	0.00	0.00	3,749,406.24	0.00	0.00	(79,461.78)	0.00	0.00	3,749,406.24
		03/17/23	0.00	0.00	3,828,868.02	0.00	0.00	3,828,868.02	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,148,972.46	0.00	0.00	6,312,098.52	0.00	0.00	6,312,098.52

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A2	0.00	0.00	2,308.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A3	0.00	0.00	1,539.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	523.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	571.94	0.00	0.00	0.00	81.61	0.00	0.00	0.00
Total	0.00	0.00	8,848.20	0.00	1,095.45	0.00	0.00	0.00	81.61	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		10,025.26

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the UBS 2018-C11transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27